BlackRock International V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 94.1%
Brazil — 1.2%
Locaweb Servicos de Internet SA
(a)(b)
. 324,401 $ 1,319,816
Canada — 3.4%
Canadian National Railway Co. .... 31,773 3,687,256
China — 9.3%
(a)
Kuaishou Technology (Acquired
01/29/21, cost $2,531,951)
(b)(c)
... 169,000 5,662,427
Weimob, Inc.
(b)
............... 450,000 1,017,206
Wuxi Biologics Cayman, Inc.
(b)
..... 156,500 1,973,583
XD, Inc. .................... 241,000 1,469,412
10,122,628
Denmark — 1.8%
Vestas Wind Systems A/S ........ 9,524 1,964,676
France — 11.6%
L'Oreal SA .................. 13,028 4,990,783
Sanofi ..................... 29,786 2,945,363
Schneider Electric SE ........... 15,473 2,357,082
Worldline SA
(a)(b)
.............. 28,573 2,392,043
12,685,271
Germany — 2.1%
Covestro AG
(b)
................ 33,671 2,265,413
Iceland — 2.3%
Marel HF
(b)
.................. 363,313 2,488,174
India — 4.1%
Bharti Airtel Ltd. ............... 334,651 2,373,846
Reliance Industries Ltd. ......... 74,641 2,052,346
4,426,192
Ireland — 2.9%
Ryanair Holdings plc, ADR
(a)(d)
..... 27,411 3,152,265
Italy — 3.7%
Intesa Sanpaolo SpA ........... 1,485,574 4,025,272
Japan — 14.5%
BASE, Inc.
(a)
................. 85,000 1,233,924
FANUC Corp. ................ 12,200 2,932,967
Recruit Holdings Co. Ltd. ........ 115,400 5,666,857
Sony Group Corp. ............. 29,800 3,153,837
Toyota Motor Corp. ............ 35,800 2,785,957
15,773,542
Mexico — 2.9%
Grupo Financiero Banorte SAB de CV,
Class O
(a)
................. 555,516 3,132,328
Netherlands — 3.2%
Koninklijke DSM NV ............ 20,655 3,491,899
Russia — 1.8%
Sberbank of Russia PJSC, ADR .... 129,093 1,984,867
South Korea — 3.1%
LG Chem Ltd. ................ 4,759 3,405,648
Spain — 3.0%
Cellnex Telecom SA
(b)
........... 57,868 3,335,986
Switzerland — 3.5%
Roche Holding AG ............. 11,734 3,801,152
Taiwan — 1.4%
Sea Ltd., ADR
(a)(d)
.............. 6,781 1,513,723
United Kingdom — 2.0%
Prudential plc ................ 104,222 2,220,194
United States — 16.3%
Airbnb, Inc., Class A
(a)
........... 1,994 374,753
Cadence Design Systems, Inc.
(a)
... 17,315 2,371,982
Security
Shares
Shares Value
United States (continued)
Equinix, Inc. ................. 5,208 $ 3,539,304
Mastercard, Inc., Class A ......... 9,979 3,553,023
Mondelez International, Inc., Class A
(d)
36,143 2,115,450
Otis Worldwide Corp. ........... 50,213 3,437,080
PayPal Holdings, Inc.
(a)
.......... 9,870 2,396,831
17,788,423
Total Common Stocks — 94.1%
(Cost: $80,157,138) .............................. 102,584,725
Preferred Stocks — 5.9%
Germany — 5.9%
Volkswagen AG (Preference) ...... 22,809 6,384,713
Total Preferred Stocks — 5.9%
(Cost: $4,332,799) .............................. 6,384,713
Total Long-Term Investments — 100.0%
(Cost: $84,489,937) .............................. 108,969,438
Short-Term Securities — 3.0%
Money Market Funds — 3.0%
(e)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 90,486 90,486
SL Liquidity Series, LLC, Money Market
Series, 0.16%
(f)
............. 3,182,035 3,182,989
Total Money Market Funds — 3.0%
(Cost: $3,273,475) .............................. 3,273,475
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 04/01/21 ............ CAD 17 13,217
Total Time Deposits — 0.0%
(Cost: $13,217) ................................ 13,217
Total Short-Term Securities — 3.0%
(Cost: $3,286,692) .............................. 3,286,692
Total Investments — 103.0%
(Cost: $87,776,629) .............................. 112,256,130
Liabilities in Excess of Other Assets — (3.0)% ............ (3,253,387)
Net Assets — 100.0% .............................. $ 109,002,743
(a)
Non-income producing security.

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,662,427, representing 5.19% of its net assets as of period end, and an original cost of $2,531,951.
(d)
All or a portion of this security is on loan.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 753,853 $ — $ (663,367) $ — $ — $ 90,486 90,486 $ 56 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 710,454 2,472,777 — (242) — 3,182,989 3,182,035 716
(b)
—
$ (242) $ — $ 3,273,475 $ 772 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
PJSC Public Joint Stock Company

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 1,319,816 $ — $ — $ 1,319,816
Canada ............................................. 3,687,256 — — 3,687,256
China ............................................... — 10,122,628 — 10,122,628
Denmark ............................................. — 1,964,676 — 1,964,676
France .............................................. — 12,685,271 — 12,685,271
Germany ............................................ — 2,265,413 — 2,265,413
Iceland .............................................. 2,488,174 — — 2,488,174
India ............................................... — 4,426,192 — 4,426,192
Ireland .............................................. 3,152,265 — — 3,152,265
Italy ................................................ — 4,025,272 — 4,025,272
Japan ............................................... — 15,773,542 — 15,773,542
Mexico .............................................. 3,132,328 — — 3,132,328
Netherlands ........................................... — 3,491,899 — 3,491,899
Russia .............................................. — 1,984,867 — 1,984,867
South Korea .......................................... — 3,405,648 — 3,405,648
Spain ............................................... — 3,335,986 — 3,335,986
Switzerland ........................................... — 3,801,152 — 3,801,152
Taiwan .............................................. 1,513,723 — — 1,513,723
United Kingdom ........................................ — 2,220,194 — 2,220,194
United States .......................................... 17,788,423 — — 17,788,423
Preferred Securities ...................................... — 6,384,713 — 6,384,713
Short-Term Securities:
Money Market Funds ...................................... 90,486 — — 90,486
Time Deposits .......................................... — 13,217 — 13,217
Subtotal ....................................................
$ 33,172,471 $ 75,900,670 $ — $ 109,073,141

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 3,182,989
$ —
Total Investments .............................................. $ 112,256,130
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.